33. RELATED PARTY TRANSACTIONS (Details Narrative) CAD in Thousands, $ in Thousands		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 02, 2018 USD ($)	Aug. 31, 2017 shares	Jan. 31, 2017 USD ($)	Mar. 31, 2016 CAD shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 CAD	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 shares
Disclosure of transactions between related parties [line items]
Number of options granted										418,606
Contributions made to defined benefit pension plans | CAD								CAD 8,900	CAD 8,200
Performance Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted
Number of option exchange		805,835					(805,835)	(805,835)
Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		805,835
Number of option exchange							805,835	805,835
Performance Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of option exchange		715,383
Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		715,383
Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Number of options granted										348,606
Repurchased vested stock options				1,253,477
Total cash consideration paid to repurchase of vested stock options | CAD				CAD 24,700		CAD 24,700
Total cash consideration paid to key management personnel to repurchase of vested stock options | CAD				CAD 18,700
Key Management Personnel Of Entity Or Parent [Member] | Time Vesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		682,550
Key Management Personnel Of Entity Or Parent [Member] | Time Unvesting Option Plans [Member]
Disclosure of transactions between related parties [line items]
Number of options granted		613,316
USD
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					$ 387,200
Special payment to stock option holders | $			$ 12,800
USD | Key Management Personnel Of Entity Or Parent [Member]
Disclosure of transactions between related parties [line items]
Special payment to stock option holders | $			$ 11,300
Special payment to stock option holders recorded as operating expense | $							$ 8,800
USD | Key Management Personnel Of Entity Or Parent [Member] | Non-adjusting Events After Reporting Period [member]
Disclosure of transactions between related parties [line items]
Special payment to stock option holders recorded as operating expense | $	$ 6,900
USD | Red Isle Private Investment Inc. [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					138,500
USD | Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Special cash distribution to shareholders | $					$ 242,700